Note 12 - Segments and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
	Year Ended
	December 31,
	2016	2015

Asia	$4,946	889
Europe and Middle East	1,489	551
Latin America	382	-
United States	315	-
Canada	9	5
Other	-	2
Total	$7,141	$1,447

Long-lived Assets by Geographic Areas [Table Text Block]
	Year Ended
	December 31,
	2016	2015

United States	$370	$100
Europe	72	99
Asia	39	32
Canada	2	8
Total	$483	$239